Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Granting Policy

All equity awards to NEOs are discretionary and are approved by the Compensation Committee with a grant date determined at the time of approval. The Company does not currently grant stock options to its employees. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	All equity awards to NEOs are discretionary and are approved by the Compensation Committee with a grant date determined at the time of approval. The Company does not currently grant stock options to its employees. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false